Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information Reconciled to Income before Tax and Noncontrolling Interest

The following tables show segment information for 2014, 2013 and 2012, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

2014	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$502,596	$1,629	$–	$–	$–	$504,225
Management fees from external customers	345	13,656	3,407	–	–	17,408
Inter-segment management fees	–	49,032	10,206	–	(59,238)	–
Trading container sales proceeds	–	–	27,989	–	–	27,989
Gains on sale of containers, net	13,469	–	–	–	–	13,469

Total revenue	$516,410	$64,317	$41,602	$–	$(59,238)	$563,091

Depreciation expense and container impairment	$181,036	$912	$–	$–	$(5,352)	$176,596

Interest expense	$85,931	$–	$–	$–	$–	$85,931

Unrealized gains on interest rate swaps, collars and caps, net	$1,512	$–	$–	$–	$–	$1,512

Segment income before income tax and noncontrolling interests	$143,618	$30,298	$10,249	$(3,291)	$(3,888)	$176,986

Total assets	$4,329,318	$116,415	$8,190	$5,096	$(100,042)	$4,358,977

Purchases of long-lived assets	$858,293	$662	$–	$–	$–	$858,955

2013	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$467,647	$1,085	$–	$–	$–	$468,732
Management fees from external customers	375	15,904	3,642	–	–	19,921
Inter-segment management fees	–	45,016	10,369	–	(55,385)	–
Trading container sales proceeds	–	–	12,980	–	–	12,980
Gains on sale of containers, net	27,340	–	–	–	–	27,340

Total revenue	$495,362	$62,005	$26,991	$–	$(55,385)	$528,973

Depreciation expense and container impairment	$152,789	$877	$–	$–	$(4,692)	$148,974

Interest expense	$85,174	$–	$–	$–	$–	$85,174

Unrealized gains on interest rate swaps and caps, net	$8,656	$–	$–	$–	$–	$8,656

Segment income before income tax and noncontrolling interests	$160,145	$33,011	$10,740	$(3,841)	$(3,850)	$196,205

Total assets	$3,861,688	$108,227	$14,211	$3,012	$(78,155)	$3,908,983

Purchases of long-lived assets	$699,638	$891	$–	$–	$–	$700,529

2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$383,127	$862	$–	$–	$–	$383,989
Management fees from external customers	–	21,764	4,405	–	–	26,169
Inter-segment management fees	–	47,526	7,300	–	(54,826)	–
Trading container sales proceeds	–	–	42,099	–	–	42,099
Gains on sale of containers, net	34,829	8	–	–	–	34,837

Total revenue	$417,956	$70,160	$53,804	$–	$(54,826)	$487,094

Depreciation expense and container impairment	$108,519	$793	$–	$–	$(4,468)	$104,844

Interest expense	$72,886	$–	$–	$–	$–	$72,886

Unrealized gains on interest rate swaps and caps, net	$5,527	$–	$–	$–	$–	$5,527

Segment income before income tax and noncontrolling interests	$175,291	$36,956	$12,787	$(3,890)	$(10,588)	$210,556

Total assets	$3,408,194	$130,786	$9,088	$4,977	$(76,965)	$3,476,080

Purchases of long-lived assets	$1,148,990	$697	$–	$–	$–	$1,149,687